Employee Future Benefits - Potential Impact on Obligations Arising From Changes in Key Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
U.S.
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in mortality rate	10.00%
U.S. | Males
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	9 months 18 days
U.S. | Females
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	9 months 18 days
Discount rate | Pension plans
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	$ (260)	$ (274)
Impact of decrease in actuarial assumption	305	316
Discount rate | Retiree welfare plans
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	(34)	(38)
Impact of decrease in actuarial assumption	40	44
Health care cost trend rate | Retiree welfare plans
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	9	11
Impact of decrease in actuarial assumption	(8)	(10)
Mortality rates | Pension plans
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	89	89
Mortality rates | Retiree welfare plans
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	$ 9	$ 6